Segment information (Tables)	12 Months Ended
Dec. 31, 2022
Segment information
Summary of collaboration revenues by destination

	Year ended December 31,
	2022	2021	2020

	(Euro, in thousands)
United States of America	€414,129	€467,978	€472,445
Europe	3,552	2,114	5,605
Total collaboration revenues	€417,681	€470,093	€478,051

Summary of revenues by major customers

	Year ended December 31,
	2022		2021		2020
	(Euro in thousands)%		(Euro, in thousands)%		(Euro in thousands)%
Gilead:
United States of America	€414,129	100%	€467,978	100%	€472,445	99%
Europe	1,452	0%	2,071	0%	1,460	0%
AbbVie:
Europe	—	0%	—	0%	(52)	0%
Novartis:
Europe	56	0%	—	0%	4,125	1%
Total revenues from major customers	€415,637	100%	€470,049	100%	€477,978	100%

Schedule of non-current assets other than financial instruments, deferred tax assets, post-employment benefit assets, and rights arising under insurance contracts by location

	December 31,
	2022	2021	2020

	(Euro, in thousands)
Belgium	€72,087	€98,295	€113,524
France	20,397	21,051	18,398
The Netherlands	255,461	66,621	28,210
Switzerland	4,962	7,181	7,668
Spain	3,037	3,029	2,755
United States of America	12,729	136	372
Other	1,747	1,302	16
Total non-current assets	€370,420	€197,615	€170,943